Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Use of Estimates and Judgements

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of provisions at the date of the financial statements and the reported amount of expenses during the year. Financial statement items subject to significant judgement include, the measurement of stock-based compensation and the fair value estimate of the initial measurement of new warrant liabilities and the remeasurement of unlisted warrant liabilities. While management believes that the estimates and assumptions are reasonable, actual results may differ.

These financial statements have been prepared in accordance with accounting principles applicable to going concern, which contemplates that the Company will be able to realize its assets and settle its liabilities in the normal course as they come due during the normal course of operations for the foreseeable future. The Company has shareholders’ deficiency of $172,937,694 and current losses of $22,639,272. The Company currently does not generate any revenue (other than interest income on its cash balances) and accordingly it is primarily dependent upon equity financing for any additional funding required for development and operating expenses. The Company expects that approximately US $45 million in incremental funding is needed, for the next 12 months to maintain its currently anticipated pace of development. If additional funding is not available, the pace of the Company’s product development plan may be reduced. These conditions indicate the existence of a material uncertainty that may cast significant doubt on the ability of the Company to continue as a going concern if additional funding is not secured. However, based on internal forecasts, Management believes that the Company has sufficient funds to meet its obligations under a reduced development plan, if necessary, for the ensuing twelve months.

Fair Value

The Black-Scholes model used by the Company to determine fair values of stock options and warrants was developed for use in estimating the fair value of the stock options and warrants.

(b)	Cash and Cash Equivalents

Cash and cash equivalents include cash balances and amounts on deposit in interest saving account and short-term promissory notes expiring January 30, 2019 with interest rates ranging from 2.18% to 2.32%.

(c)	Furniture and Equipment

Furniture and equipment are recorded at cost less accumulated amortization and accumulated impairment losses, if any. The Company records amortization using the straight-line method over the estimated useful lives of the capital assets as follow:

a) Computer Equipment	3 years

b) Furniture and Fixtures	3 – 5 years

c) Leasehold Improvements	Term of the lease

(d)	Impairment of Long-Lived Assets

The Company reviews computer equipment, furniture and equipment, leasehold improvements and patent rights for objective evidence of impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Recoverability is measured by comparison of the asset’s carrying amount to the asset’s recoverable amount, which is the greater of fair value less cost to sell and value in use. Value in use is measured as the expected future discounted cash flows expected to be derived from the asset. If the carrying value exceeds the recoverable amount, the asset is written down to the recoverable amount.

(e)	Patent Rights

Patent rights are recorded at cost less accumulated amortization and accumulated impairment loss. Straight line amortization is provided over the estimated useful lives of the assets, as prescribed by the granting body, which range up to twenty years.

(f)	Deferred Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, unused tax losses and income tax reductions, and are measured using the substantively enacted tax rates and laws that will be in effect when the differences are expected to reverse. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Management has determined not to recognize its net deferred tax assets, as it is not considered probable that future tax benefits will be realized.

(g)	Foreign Currency

Transactions in currencies other than U.S. dollars are translated at exchange rates in effect at the date of the transactions. Foreign exchange differences arising on settlement are recognized separately in net and comprehensive loss. Monetary year end balances are converted to U.S. dollars at the rate in effect at that time. Non-monetary items in a currency other than U.S. dollars that are measured in terms of historical cost are translated using the exchange rate at the date of transaction or date of adoption of U.S functional currency, whichever is later. Foreign exchange gains and losses are included in net and comprehensive loss.

(h)	Warrant Liability

In accordance with IAS 32, because the exercise prices of warrants issued are not a fixed amount as they are denominated in a currency (Canadian dollars) other than the Company’s functional currency (U.S. dollar), as well as the warrants issued August 10, 2018 with the cashless exercise options, the warrants are accounted for as a derivative financial liability. Each Warrant Liability is initially measured at fair value and subsequent changes in fair value are recorded through Net and Comprehensive Loss for the year. The fair value of these warrants was determined initially using a comparable warrant quoted in an active market, adjusted for differences in the terms of the warrant. At December 31, 2018, the Warrant Liability of listed warrants was adjusted to fair value measured at the market price of the listed warrants and the unlisted warrants were adjusted to fair value using the Black-Scholes formula.

(i)	Fair Value Measurement

The accounting guidance for fair value measurements prioritizes the inputs used in measuring fair value into the following hierarchy:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices included within Level 1 that are directly or indirectly observable:

Level 3 – Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The fair value of the listed and unlisted Warrant liability is initially based on level 2 significant observable inputs and at December 31, 2018 and December 31, 2017 is based on level 1, quoted prices (unadjusted) for listed warrants and level 2 for unlisted warrants.

(j)	Stock Based Compensation

IFRS 2 requires options granted to employees and others providing similar services to be measured at the fair value of goods or services received, unless that fair value cannot be estimated reliably. If the entity cannot estimate reliably the fair value of the goods or services received, the entity shall measure the value and the corresponding increase in equity, indirectly, by reference to the fair value of the equity instruments granted, which the Company does using the Black-Scholes option- pricing model. The fair value of the options granted is determined as at the grant date.

Stock options granted to non-employees are valued at the fair value of the goods or service received, measured at the date on which the goods are received, or the services rendered. If the entity cannot estimate reliably the fair value of the goods or services received, the entity shall measure the value and the corresponding increase in equity, indirectly, by reference to the fair value of the equity instruments granted, which the Company does using the Black-Scholes option- pricing model. The fair value of the options granted is determined as at the grant date.

(k)	Research and Development Costs

Research and development activities undertaken with the prospect of gaining new scientific or technical knowledge and understanding are expensed as incurred. The costs of developing new products are capitalized as deferred development costs, if they meet the development capitalization criteria under IFRS. These criteria include the ability to measure development costs reliably, the product is technically, and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. To date, all the research and development costs have been expensed as the criteria for capitalization have not yet been met.

(l)	Earnings (loss) per Share

Basic earnings (loss) per share are calculated using the weighted-average number of common shares outstanding during the year. Diluted earnings (loss) per share considers the dilutive impact of the exercise of 925,782 outstanding stock options (December 31, 2017 – 591,609) and 13,901,859 warrants, (December 31, 2017– 5,108,588) as if the events had occurred at the beginning of the period or at a time of issuance, if later. Diluted loss per share has not been presented in the accompanying financial statements, as the effect would be anti-dilutive.

(m)	Investment tax credits

As a result of incurring scientific research and development expenditures, management has estimated that there will be non-refundable federal and refundable and non-refundable provincial investment tax credits receivable following the completion of an audit process by tax authorities. Investment tax credits are recorded when received or when there is reasonable assurance that the credits will be realized. Upon recognition, amounts will be recorded as a reduction of research and development expenditures.

(n)	Financial Instruments

Financial assets include cash and cash equivalents, and amounts receivable which are measured at amortized cost. Amounts receivable include HST recoverable and other receivables. Financial liabilities include accounts payable and accrued liabilities which are measured at amortized cost.

(o)	Short term Employee Benefits

Short-term employee benefit obligations including Company paid medical, dental and life insurance plans, are measured on an undiscounted basis and are expensed as the related service is provided.

(p)	Provisions

A provision is recognized, if as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Presently the Company is not aware of the need for any material provisions nor has it recorded any except as otherwise disclosed in the financial statements.

(q)	Lease payments

Payments made under operating leases are recognized as an expense on a straight-line basis over the term of the lease. Lease incentives received, if any, are recognized as an integral part of the total lease expense over the term of the lease.

(r)	Standards, Amendments and Interpretations Not yet Effective

Following is a listing of amendments, revisions and new IFRS standards, which have been issued but not effective until annual periods beginning after December 31, 2018.

IFRS 16 Leases, to supersede the requirements in IAS 17, IFRIC-15 and SIC-17. The new standard is effective for annual periods beginning on or after January 1, 2019.

Management believes the new standard, effective January 1, 2019 will not have a material impact on future results and Financial Position of the Company.

Adoption Of New Accounting Standard

IFRS 9 Financial Instruments

Effective January 1, 2018, the Company adopted IFRS 9 Financial Instruments (IFRS 9) which replaced IAS 39, Financial Instruments: Recognition and Measurement (IAS 39). IFRS 9 includes revised guidance on the classification and measurement of financial assets and liabilities; new guidance for measuring impairment on financial assets; and new hedge accounting guidance.

On adoption of IFRS 9, the Company has classified the financial assets and financial liabilities held at January 1, 2018, based on the new classification requirements and the characteristics of each financial instrument as at the transition date. The new classification did not require a restatement of prior periods.

The following table shows the original classification under IAS 39 and the new classification under IFRS 9 for each of the Company’s financial assets and financial liabilities at January 1, 2018, (there is no change to the carrying amounts of the financial instruments from this change).

Financial Instrument	IAS 39 Classification	IFRS 9
Financial Asset
Cash and cash equivalents	Loans and receivables	Amortized cost
Amounts receivable	Loans and receivables	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Other financial liabilities	Amortized Cost